John Hancock

Preferred Income Fund II

Quarterly portfolio holdings 4/30/19

Fund’s investments

As of 4-30-19 (unaudited)

	Shares	Value
Preferred securities (A) 122.3% (79.9% of Total investments)		$542,149,048
(Cost $534,747,638)

Communication services 10.8%		48,076,792

Diversified telecommunication services 2.7%
Qwest Corp., 6.125%	30,000	682,800
Qwest Corp., 6.500%	110,790	2,555,925
Qwest Corp., 6.750%	220,000	5,295,400
Qwest Corp., 6.875%	138,346	3,537,507

Wireless telecommunication services 8.1%
Telephone & Data Systems, Inc., 6.625% (B)	168,297	4,589,459
Telephone & Data Systems, Inc., 6.875% (B)	115,519	2,949,200
Telephone & Data Systems, Inc., 7.000% (B)	283,000	7,188,200
United States Cellular Corp., 6.950% (B)(C)	673,600	16,893,888
United States Cellular Corp., 7.250%	165,825	4,384,413

Consumer staples 3.2%		14,000,000

Food and staples retailing 3.2%
Ocean Spray Cranberries, Inc., 6.250% (D)	160,000	14,000,000

Energy 1.3%		5,550,300

Oil, gas and consumable fuels 1.3%
Enbridge, Inc., Series B (6.375% to 4-15-23, then 3 month LIBOR + 3.593%) (B)	210,000	5,550,300

Financials 50.4%		223,571,700

Banks 26.7%
Bank of America Corp., 6.500% (B)	180,000	4,629,600
Bank of America Corp., 6.625%	31,922	821,034
BB&T Corp. (Callable 5-31-19), 5.200% (B)(C)	326,250	8,094,263
BB&T Corp., 5.625% (B)(C)	474,675	12,104,213
Citigroup Capital XIII (3 month LIBOR + 6.370%), 8.949% (B)(E)	265,000	7,173,550
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (B)	300,564	8,328,628
GMAC Capital Trust I (3 month LIBOR + 5.785%), 8.469% (E)	241,900	6,361,970
JPMorgan Chase & Co., 5.450% (B)	60,000	1,548,000
JPMorgan Chase & Co., 6.000% (B)	169,000	4,515,680
JPMorgan Chase & Co., 6.100% (B)	276,500	7,252,595
JPMorgan Chase & Co., 6.125% (B)	501,419	12,996,780
JPMorgan Chase & Co., 6.300% (B)	30,000	776,700
MB Financial, Inc., 6.000%	150,000	3,810,000
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%)	164,500	4,406,955
The PNC Financial Services Group, Inc., 5.375% (B)	70,000	1,759,800
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (B)	145,000	3,858,450
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (B)	570,000	15,247,500
Wells Fargo & Company, 6.000% (B)	250,000	6,435,000
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%) (B)(C)	269,225	7,503,301
Western Alliance Bancorp, 6.250%	20,000	528,000

Capital markets 7.7%
Ares Management Corp., 7.000%	2,525	66,206
Deutsche Bank Contingent Capital Trust II, 6.550%	5,500	137,940
Morgan Stanley, 6.625% (B)	175,000	4,457,250
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	125,000	3,383,750
Morgan Stanley (6.875% to 1-15-24, then 3 month LIBOR + 3.940%)	86,000	2,370,160
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (B)(C)	405,472	11,251,848

2 JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
State Street Corp., 5.250% (B)	45,000	$1,122,300
State Street Corp., 6.000% (B)	445,000	11,418,700

Consumer finance 2.6%
Capital One Financial Corp., 6.200% (B)	195,395	5,086,132
Capital One Financial Corp., 6.700%	52,925	1,365,994
Navient Corp., 6.000% (B)	244,271	5,293,353

Insurance 13.2%
Aegon NV, 6.375% (B)(C)	392,498	10,067,574
Aegon NV, 6.500% (B)	220,000	5,570,400
American International Group, Inc., 5.850%	170,000	4,420,000
Assurant, Inc., 6.500%	15,000	1,560,150
Brighthouse Financial, Inc., 6.600%	180,200	4,759,082
Prudential Financial, Inc., 5.750% (B)	120,000	3,033,600
Prudential PLC, 6.500% (B)	103,000	2,710,960
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%) (B)	46,750	1,292,638
The Phoenix Companies, Inc., 7.450% (B)	216,500	3,494,310
Unum Group, 6.250%	127,500	3,329,025
W.R. Berkley Corp., 5.625% (B)	733,545	18,397,309

Thrifts and mortgage finance 0.2%
Federal National Mortgage Association, Series S, 8.250% (F)	75,000	831,000

Industrials 2.2%		9,718,556

Machinery 2.2%
Stanley Black & Decker, Inc., 5.750% (B)	385,504	9,718,556

Real estate 10.4%		46,115,407

Equity real estate investment trusts 10.4%
American Homes 4 Rent, Series D, 6.500%	71,825	1,899,771
American Homes 4 Rent, Series E, 6.350%	35,000	924,000
American Homes 4 Rent, Series F, 5.875%	146,511	3,640,798
American Homes 4 Rent, Series G, 5.875%	117,500	2,931,625
Crown Castle International Corp., 6.875% (B)	7,000	8,064,779
Digital Realty Trust, Inc., 6.350%	922	23,907
Digital Realty Trust, Inc., 6.625%	10,925	291,916
Federal Realty Investment Trust, Series C, 5.000% (B)	80,000	1,926,400
Kimco Realty Corp., 6.000% (B)	315,396	7,976,365
Public Storage, 5.200% (B)	130,375	3,222,870
Public Storage, 5.375%	21,275	528,046
Senior Housing Properties Trust, 5.625% (B)	683,020	14,684,930

Utilities 44.0%		195,116,293

Electric utilities 17.7%
American Electric Power Company, Inc., 6.125%	130,000	6,757,400
Duke Energy Corp., 5.125% (B)(C)	656,624	16,382,769
Duke Energy Corp., 5.750% (B)	160,000	4,163,200
Entergy Louisiana LLC, 5.250% (B)	120,000	3,034,800
HECO Capital Trust III, 6.500%	187,750	4,724,316
Interstate Power & Light Company, 5.100% (B)	108,837	2,774,255
NextEra Energy Capital Holdings, Inc., 5.125% (B)	80,000	1,968,800
NSTAR Electric Company, 4.780%	15,143	1,471,597
PPL Capital Funding, Inc., 5.900% (B)	855,000	21,759,750
SCE Trust II, 5.100% (B)	507,795	10,826,189

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II 3

			Shares	Value
Utilities (continued)
Electric utilities (continued)
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (B)			20,000	$488,000
The Southern Company, 6.250% (B)			155,000	4,045,500

Gas utilities 2.5%
South Jersey Industries, Inc., 7.250%			213,600	11,028,168

Multi-utilities 23.0%
Algonquin Power & Utilities Corp. (6.875% to 10-17-23, then 3 month LIBOR + 3.677%) (B)			314,400	8,419,632
CenterPoint Energy, Inc., 7.000%			334,000	17,782,160
CMS Energy Corp., 5.625% (B)			187,515	4,927,894
Dominion Energy, Inc., 6.750% (B)			609,667	30,623,573
DTE Energy Company, 5.250% (B)(C)			332,677	8,410,075
DTE Energy Company, 5.250% (B)			160,000	4,078,400
DTE Energy Company, 6.000% (B)			76,475	2,028,882
DTE Energy Company, 6.500% (B)			68,850	3,842,519
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (B)(C)			237,872	6,137,098
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)			288,000	7,597,440
Sempra Energy, 6.000%			31,200	3,334,968
Sempra Energy, 6.750%			43,600	4,688,308

Water utilities 0.8%
Aqua America, Inc., 6.000%			70,000	3,820,600
Common stocks 4.0% (2.6% of Total investments)				$17,659,328
(Cost $21,152,934)

Communication services 0.4%				1,713,000

Diversified telecommunication services 0.4%
CenturyLink, Inc. (B)			150,000	1,713,000

Energy 3.6%				15,946,328

Oil, gas and consumable fuels 3.6%
BP PLC, ADR (B)(C)			10,000	437,300
Equitrans Midstream Corp. (B)			323,446	6,737,380
Kinder Morgan, Inc. (B)			441,452	8,771,648

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 25.2% (16.5% of Total investments)				$111,832,546
(Cost $110,254,069)

Communication services 1.5%				6,578,576

Wireless telecommunication services 1.5%
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	6,262,000	6,578,576

Consumer discretionary 2.1%				9,422,483

Automobiles 2.1%
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)(C)(G)	6.500	09-30-28	9,739,000	9,422,483

Energy 5.0%				21,973,795

Oil, gas and consumable fuels 5.0%
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (G)	7.375	12-15-22	9,297,000	9,157,545
Energy Transfer Operating LP (3 month LIBOR + 3.018%) (B)(E)	5.754	11-01-66	8,050,000	6,641,250
Energy Transfer Operating LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (B)(G)	6.625	02-15-28	6,500,000	6,175,000

4 JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 12.8%				$56,892,089

Banks 9.2%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (G)	5.875	03-15-28	1,000,000	1,032,500
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (G)	7.750	09-15-23	3,000,000	3,101,250
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (G)	7.375	08-19-25	6,800,000	7,352,500
Citizens Financial Group, Inc. (6.000% to 7-6-23, then 3 month LIBOR + 3.003%) (G)	6.000	07-06-23	2,750,000	2,777,500
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (B)(G)	6.375	04-06-24	6,000,000	6,180,000
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year U.S. ISDAFIX + 3.606%) (B)(G)	6.500	03-23-28	6,500,000	6,613,750
Huntington Bancshares, Inc. (5.700% to 4-15-23, then 3 month LIBOR + 2.880%) (G)	5.700	04-15-23	2,000,000	2,005,000
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (B)(G)	7.500	06-27-24	6,000,000	6,300,000
The Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (G)	8.000	08-10-25	3,175,000	3,456,781
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (B)(G)	5.900	06-15-24	2,000,000	2,078,000

Capital markets 1.3%
Credit Suisse Group AG (7.250% to 9-12-25, then 5 Year U.S. Swap Rate + 4.332%) (D)(G)	7.250	09-12-25	2,400,000	2,494,800
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (D)(G)	7.500	07-17-23	3,290,000	3,450,388

Consumer finance 1.1%
Discover Financial Services (5.500% to 10-30-27, then 3 month LIBOR + 3.076%) (B)(G)	5.500	10-30-27	5,000,000	4,843,750

Insurance 1.2%
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (B)(G)	5.875	03-15-28	4,000,000	4,170,000
Prudential Financial, Inc. (5.700% to 9-15-28, then 3 month LIBOR + 2.665%)	5.700	09-15-48	1,000,000	1,035,870

Utilities 3.8%				16,965,603

Electric utilities 1.8%
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440%)	6.750	06-15-76	3,750,000	4,034,513
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (B)(C)(G)	6.250	02-01-22	4,000,000	3,996,280

Multi-utilities 2.0%
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (B)(C)(G)	6.125	09-01-23	7,275,000	7,429,230
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) (G)	5.650	06-15-23	1,500,000	1,505,580
Capital preferred securities (H) 1.4% (0.9% of Total investments)				$5,935,284
(Cost $5,574,000)

Utilities 1.4%				5,935,284

Multi-utilities 1.4%
Dominion Resources Capital Trust III (B)	8.400	01-15-31	5,000,000	5,935,284

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.1% (0.1% of Total investments)				$570,000
(Cost $570,000)

U.S. Government Agency 0.1%				570,000

Federal Agricultural Mortgage Corp. Discount Note	2.350	05-01-19	254,000	254,000
Federal Home Loan Bank Discount Note	2.300	05-01-19	316,000	316,000
Total investments (Cost $672,298,641) 153.0%				$678,146,206
Other assets and liabilities, net (53.0%)				(234,968,429)
Total net assets 100.0%				$443,177,777

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II 5

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(B)	All of a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 4-30-19 was $470,399.079. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $107,888,845.
(C)	All or a portion of this security is on loan as of 4-30-19, and is a component of the fund’s leverage under the Credit Facility Agreement.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Non-income producing security.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The fund had the following country composition as a percentage of total investments on 4-30-19:

United States	88.8%
United Kingdom	4.3%
Canada	2.6%
Netherlands	2.3%
France	1.1%
Other countries	0.9%

TOTAL	100.0%

6 JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	520	Short	Jun 2019	$(63,681,114)	$(64,309,375)	$(628,261)
						$(628,261)

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

SWAPS

Interest rate swaps

Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received		Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	60,000,000	USD	Fixed 2.136%	USD LIBOR BBA	(a)	Semi-Annual	Quarterly	Oct 2022	—	$124,077	$124,077
									—	$124,077	$124,077

(a)	At 4-30-19, the 3 month LIBOR was 2.576%

Derivatives Currency Abbreviations

USD	U.S. Dollar

Derivatives Abbreviations

BBA	The British Banker’s Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter

See Notes to Fund’s investments regarding investment transactions and other derivatives information.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II 7

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of April 30, 2019, by major security category or type:

	Total value at 4-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Preferred securities
Communication services	$48,076,792	$48,076,792	—	—
Consumer staples	14,000,000	—	$14,000,000	—
Energy	5,550,300	5,550,300	—	—
Financials	223,571,700	216,267,390	7,304,310	—
Industrials	9,718,556	9,718,556	—	—
Real estate	46,115,407	38,050,628	8,064,779	—
Utilities	195,116,293	182,783,282	12,333,011	—
Common stocks	17,659,328	17,659,328	—	—
Corporate bonds	111,832,546	—	111,832,546	—
Capital preferred securities	5,935,284	—	5,935,284	—
Short-term investments	570,000	—	570,000	—

Total investments in securities	$678,146,206	$518,106,276	$160,039,930	—

Derivatives:
Assets
Swap contracts	$124,077	—	$124,077	—
Liabilities
Futures	(628,261)	$(628,261)	—	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or

8

unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended April 30, 2019, the fund used futures contracts to hedge against anticipated interest rate changes.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended April 30, 2019, the fund used interest rate swaps to manage against anticipated interest rate changes.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

9

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Computershare
P.O. Box 30170
College Station, TX 77842-3170

Phone	Customer service representatives	800-852-0218
	Portfolio commentary	800-344-7054
	24-hour automated information	800-843-0090
	TDD line	800-231-5469

P11Q3 04/19
This report is for the information of the shareholders of John Hancock Preferred Income Fund II.	6/19